3. Investment in associates	12 Months Ended
Dec. 31, 2018
Investment In Associates
Investment in associates

The book value of investment in associates as of December 31, 2018 and 2017 amounts to:

	12-31-2018	12-31-2017
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	55,492	37,903
Termoeléctrica Manuel Belgrano S.A.	49,138	42,439
ECOGAS Group (Note 3.2)	1,826,888	1,361,025
Transportadora de Gas del Mercosur S.A.	66,679	388,575
Others	139	196
	1,998,336	1,830,138

The share of the profit of associates for the years ended December 31, 2018, 2017 and 2016 amounts to:

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	35,912	32,804	29,291
Termoeléctrica Manuel Belgrano S.A.	29,225	34,782	38,606
ECOGAS Group (Note 3.2)	1,011,224	726,719	349,257
Transportadora de Gas del Mercosur S.A.	(2,626)	378,411	-
Others	450	288	5,496
	1,074,185	1,173,004	422,650

3.1.	TJSM and TMB

As of December 31, 2018, 2017 and 2016, the Group has a 30.8752% interest in TJSM and 30.9464% interest in TMB, which are engaged in managing the purchase of equipment, and building, operating and maintaining the power plants. TJSM and TMB are private, unlisted companies.

During the years ended December 31, 2018, 2017 and 2016, the Company received cash dividends from TMB and TJSM for 54,824, 59,143 and 50,247, respectively.

3.2.	Investments in gas distribution

The Group holds ownership interests of 44.10% in Inversora de Gas Cuyana S.A. (“IGCU”, the controlling company of Distribuidora de Gas Cuyana S.A. “DGCU”), of 44.10% in Inversora de Gas del Centro S.A. (“IGCE”, the controlling company of Distribuidora de Gas del Centro S.A. “DGCE”) and 17.20% in DGCE (all together “the ECOGAS Group”). Consequently, the Group holds, both directly and indirectly, a 22.49% interest in DGCU and 39.69% of the capital stock of DGCE, which are engaged in the distribution of natural gas. The Group does not control such companies.

IGCE is a private, unlisted company. Its only significant asset is a 51% equity interest in DGCE, a company engaged in the distribution of natural gas in the provinces of Cordoba, La Rioja and Catamarca, Argentine.

IGCU is a private unlisted company. Its only significant asset is a 51% equity interest in DGCU, a company engaged in the distribution of natural gas in the provinces of Mendoza, San Juan and San Luis.

On March 2, 2018 and on February 23, 2018 the Group received dividends of 198,121 (equivalent to USD 7,099,316) and 183,115 (equivalent to USD 6,482,009), respectively, from IGCE and DGCE. On April 16, 2018 the Group received dividends of 164,122 (equivalent to USD 6,042,152) from IGCU.

On February 23, 2018, our Board of Directors approved the sale process of up to 27,597,032 DGCE shares, which represent 17,20% of its capital stock, through a potential initial public offering of DGCE in the Argentine Republic. On March 14, 2018, the Company authorized the offer of up to 10,075,952 shares of DGCE, subject to market conditions. As of the date of these consolidated financial statements, the Company, and certain potential selling shareholders, continue to evaluate this strategy.

3.3.	Transportadora de Gas del Mercosur S.A.

The Group has a 20% interest in Transportadora de Gas del Mercosur S.A. (“TGM”). This Company has a gas pipeline that covers the area from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). In 2009, TGM terminated its contract with YPF, which was its only client to date, on the grounds of consecutive non-compliances. On December 22, 2017, YPF agreed to pay TGM USD 114,000,000 as full and final settlement to cover all the complaints TGM claims against YPF. TGM is a private unlisted company.

On April 16, 2018 the Group received dividends of 310,759 (equivalent to USD 11,406,528) from TGM.